UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00696

T. Rowe Price Small-Cap Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Small-Cap Stock Fund

Investor Class (OTCFX)

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Investor Class	$45	0.90%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,662,275
Number of Portfolio Holdings	315

Portfolio Turnover Rate	26.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.1%
Financials	16.6
Information Technology	16.2
Health Care	15.2
Consumer Discretionary	8.5
Energy	7.0
Real Estate	4.9
Materials	4.0
Consumer Staples	2.8
Other	1.2

Top Ten Holdings (as a % of Net Assets)

PAR Technology	1.2%
PennyMac Financial Services	1.0
Onto Innovation	0.9
Saia	0.9
Range Resources	0.9
Selective Insurance Group	0.9
RBC Bearings	0.9
Cboe Global Markets	0.8
SPX Technologies	0.8
AZZ	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F65-053 8/24

Small-Cap Stock Fund

Investor Class (OTCFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Small-Cap Stock Fund

Advisor Class (PASSX)

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Advisor Class	$58	1.16%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,662,275
Number of Portfolio Holdings	315

Portfolio Turnover Rate	26.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.1%
Financials	16.6
Information Technology	16.2
Health Care	15.2
Consumer Discretionary	8.5
Energy	7.0
Real Estate	4.9
Materials	4.0
Consumer Staples	2.8
Other	1.2

Top Ten Holdings (as a % of Net Assets)

PAR Technology	1.2%
PennyMac Financial Services	1.0
Onto Innovation	0.9
Saia	0.9
Range Resources	0.9
Selective Insurance Group	0.9
RBC Bearings	0.9
Cboe Global Markets	0.8
SPX Technologies	0.8
AZZ	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F265-053 8/24

Small-Cap Stock Fund

Advisor Class (PASSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Small-Cap Stock Fund

I Class (OTIIX)

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - I Class	$38	0.76%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,662,275
Number of Portfolio Holdings	315

Portfolio Turnover Rate	26.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.1%
Financials	16.6
Information Technology	16.2
Health Care	15.2
Consumer Discretionary	8.5
Energy	7.0
Real Estate	4.9
Materials	4.0
Consumer Staples	2.8
Other	1.2

Top Ten Holdings (as a % of Net Assets)

PAR Technology	1.2%
PennyMac Financial Services	1.0
Onto Innovation	0.9
Saia	0.9
Range Resources	0.9
Selective Insurance Group	0.9
RBC Bearings	0.9
Cboe Global Markets	0.8
SPX Technologies	0.8
AZZ	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F525-053 8/24

Small-Cap Stock Fund

I Class (OTIIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Small-Cap Stock Fund

Z Class (TRZZX)

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,662,275
Number of Portfolio Holdings	315

Portfolio Turnover Rate	26.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.1%
Financials	16.6
Information Technology	16.2
Health Care	15.2
Consumer Discretionary	8.5
Energy	7.0
Real Estate	4.9
Materials	4.0
Consumer Staples	2.8
Other	1.2

Top Ten Holdings (as a % of Net Assets)

PAR Technology	1.2%
PennyMac Financial Services	1.0
Onto Innovation	0.9
Saia	0.9
Range Resources	0.9
Selective Insurance Group	0.9
RBC Bearings	0.9
Cboe Global Markets	0.8
SPX Technologies	0.8
AZZ	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1268-053 8/24

Small-Cap Stock Fund

Z Class (TRZZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
OTCFX Small-Cap Stock Fund
PASSX Small-Cap Stock Fund–
.
Advisor Class
OTIIX Small-Cap Stock Fund–
.
I Class
TRZZX Small-Cap Stock Fund–
.
Z Class

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 58.00 $ 51.34 $ 69.75 $ 63.91 $ 52.31 $ 41.28
Investment
activities
Net investment
income (loss)
(1)(2)
(0.01) 0.08 (0.03) (0.13) (0.01) (0.03)
Net realized and
unrealized gain/
loss 0.41 8.79 (16.26) 10.91 13.07 13.86
Total from
investment
activities 0.40 8.87 (16.29) 10.78 13.06 13.83
Distributions
Net investment
income — (0.13) — — — —
Net realized gain — (2.08) (2.12) (4.94) (1.46) (2.80)
Total distributions — (2.21) (2.12) (4.94) (1.46) (2.80)
NET ASSET
VALUE
End of period $ 58.40 $ 58.00 $ 51.34 $ 69.75 $ 63.91 $ 52.31

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
0.69% 17.43% (23.49)% 17.14% 25.05% 33.63%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.90%
(4)
0.90% 0.91% 0.85% 0.88% 0.88%
Net expenses
after waivers/
payments by
Price Associates 0.90%
(4)
0.90% 0.91% 0.85% 0.88% 0.88%
Net investment
income (loss) (0.02)%
(4)
0.15% (0.05)% (0.18)% (0.02)% (0.05)%
Portfolio turnover
rate 26.8% 28.2% 24.3% 14.9% 19.6% 24.1%
Net assets, end of
period (in millions) $2,414 $2,676 $2,394 $5,249 $5,095 $7,706
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 57.13 $ 50.62 $ 68.99 $ 63.23 $ 51.78 $ 40.88
Investment
activities
Net investment
loss
(1)(2)
(0.08) (0.07) (0.17) (0.34) (0.15) (0.16)
Net realized and
unrealized gain/
loss 0.40 8.66 (16.08) 10.79 12.91 13.71
Total from
investment
activities 0.32 8.59 (16.25) 10.45 12.76 13.55
Distributions
Net realized gain — (2.08) (2.12) (4.69) (1.31) (2.65)
NET ASSET
VALUE
End of period $ 57.45 $ 57.13 $ 50.62 $ 68.99 $ 63.23 $ 51.78

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
0.56% 17.12% (23.69)% 16.79% 24.72% 33.27%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.16%
(4)
1.17% 1.17% 1.15% 1.15% 1.15%
Net expenses
after waivers/
payments by
Price Associates 1.16%
(4)
1.17% 1.17% 1.15% 1.15% 1.15%
Net investment
loss (0.28)%
(4)
(0.13)% (0.31)% (0.48)% (0.30)% (0.33)%
Portfolio turnover
rate 26.8% 28.2% 24.3% 14.9% 19.6% 24.1%
Net assets, end
of period (in
thousands) $46,174 $57,626 $65,259 $105,183 $116,742 $130,718
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 58.03 $ 51.36 $ 69.76 $ 63.92 $ 52.31 $ 41.28
Investment
activities
Net investment
income (loss)
(1)(2)
0.03 0.15 0.07 (0.05) 0.03 0.04
Net realized and
unrealized gain/
loss 0.41 8.78 (16.28) 10.91 13.11 13.86
Total from
investment
activities 0.44 8.93 (16.21) 10.86 13.14 13.90
Distributions
Net investment
income — (0.18) (0.07) — (0.01) —
Net realized gain — (2.08) (2.12) (5.02) (1.52) (2.87)
Total distributions — (2.26) (2.19) (5.02) (1.53) (2.87)
NET ASSET
VALUE
End of period $ 58.47 $ 58.03 $ 51.36 $ 69.76 $ 63.92 $ 52.31

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
0.76% 17.56% (23.37)% 17.27% 25.21% 33.80%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.76%
(4)
0.78% 0.77% 0.75% 0.75% 0.75%
Net expenses
after waivers/
payments by
Price Associates 0.76%
(4)
0.78% 0.77% 0.75% 0.75% 0.75%
Net investment
income (loss) 0.12%
(4)
0.27% 0.12% (0.08)% 0.07% 0.08%
Portfolio turnover
rate 26.8% 28.2% 24.3% 14.9% 19.6% 24.1%
Net assets, end of
period (in millions) $3,297 $3,340 $2,987 $2,385 $2,110 $2,647
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 58.16 $ 51.43 $ 69.79 $ 63.93 $ 34.88
Investment activities
Net investment income
(2)(3)
0.26 0.57 0.50 0.48 0.35
Net realized and unrealized
gain/loss 0.41 8.84 (16.29) 10.92 30.57
Total from investment activities 0.67 9.41 (15.79) 11.40 30.92
Distributions
Net investment income — (0.60) (0.45) (0.30) (0.35)
Net realized gain — (2.08) (2.12) (5.24) (1.52)
Total distributions — (2.68) (2.57) (5.54) (1.87)
NET ASSET VALUE
End of period $ 58.83 $ 58.16 $ 51.43 $ 69.79 $ 63.93
Ratios/Supplemental Data
Total return
(3)(4)
1.15% 18.49% (22.79)% 18.14% 88.82%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.74%
(5)
0.74% 0.74% 0.74% 0.74%
(5)
Net expenses after waivers/
payments by Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 0.89%
(5)
1.05% 0.87% 0.67% 0.85%
(5)
Portfolio turnover rate 26.8% 28.2% 24.3% 14.9% 19.6%
Net assets, end of period (in
millions) $2,905 $3,389 $2,971 $3,983 $4,009
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.7%
COMMUNICATION SERVICES  1.5%
Diversified Telecommunication Services  0.4%
Frontier Communications Parent (1) 1,205,455 31,559
31,559
Entertainment  0.7%
Liberty Media Corp-Liberty Live, Class C (1) 1,668,397 63,849
63,849
Interactive Media & Services  0.3%
Reddit, Class A (1) 186,346 11,906
Vimeo (1) 4,717,794 17,597
29,503
Media  0.1%
Ibotta, Class A (1) 90,647 6,813
6,813
Total Communication Services 131,724
CONSUMER DISCRETIONARY  8.2%
Broadline Retail  0.6%
Etsy (1) 264,161 15,580
Ollie's Bargain Outlet Holdings (1) 288,034 28,276
Savers Value Village (1) 829,448 10,153
54,009
Diversified Consumer Services  1.5%
Bright Horizons Family Solutions (1) 516,059 56,808
Duolingo (1) 136,653 28,515
Strategic Education  429,881 47,571
132,894
Hotels, Restaurants & Leisure  2.8%
BJ's Restaurants (1) 741,428 25,728
Cava Group (1) 300,714 27,891
Dutch Bros, Class A (1) 1,100,051 45,542
Papa John's International  695,718 32,685
Red Rock Resorts, Class A  520,494 28,591
Shake Shack, Class A (1) 326,308 29,368

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 16,919
Wyndham Hotels & Resorts  496,260 36,723
243,447
Household Durables  0.8%
Installed Building Products  136,600 28,096
Skyline Champion (1) 634,013 42,954
71,050
Specialty Retail  2.1%
Advance Auto Parts  900,508 57,029
Burlington Stores (1) 118,764 28,503
Caleres  756,904 25,432
Five Below (1) 126,941 13,833
Floor & Decor Holdings, Class A (1) 119,695 11,899
RH (1) 104,789 25,614
Warby Parker, Class A (1) 1,332,737 21,404
183,714
Textiles, Apparel & Luxury Goods  0.4%
Skechers USA, Class A (1) 489,868 33,860
33,860
Total Consumer Discretionary 718,974
CONSUMER STAPLES  2.7%
Beverages  0.6%
Boston Beer, Class A (1) 152,985 46,668
Coca-Cola Consolidated  871 945
47,613
Food Products  1.3%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $14,292 (1)(3)(4) 774,080 2,918
Post Holdings (1) 410,248 42,731
Simply Good Foods (1) 960,273 34,695
Utz Brands  1,712,626 28,498
108,842
Personal Care Products  0.8%
BellRing Brands (1) 746,867 42,676

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Inter Parfums  256,700 29,785
72,461
Total Consumer Staples 228,916
ENERGY  6.9%
Energy Equipment & Services  3.0%
Cactus, Class A  574,194 30,283
ChampionX  690,159 22,920
Expro Group Holdings (1) 1,942,113 44,513
Liberty Energy  1,209,441 25,265
Noble  397,393 17,744
TechnipFMC  2,269,118 59,338
Weatherford International (1) 496,040 60,740
260,803
Oil, Gas & Consumable Fuels  3.9%
Antero Resources (1) 1,380,023 45,030
DT Midstream  547,707 38,904
Kimbell Royalty Partners  1,033,102 16,901
Magnolia Oil & Gas, Class A  1,979,632 50,164
Matador Resources  379,926 22,644
Range Resources  2,257,338 75,688
Southwestern Energy (1) 8,956,909 60,280
Viper Energy  768,218 28,831
338,442
Total Energy 599,245
FINANCIALS  15.9%
Banks  7.8%
Blue Foundry Bancorp (1) 638,911 5,795
Cadence Bank  1,367,402 38,670
Capitol Federal Financial  3,084,745 16,935
Columbia Banking System  1,750,866 34,825
CRB Group, Acquisition Date: 4/14/22, Cost $2,582 (1)(3)(4) 24,556 1,793
CrossFirst Bankshares (1) 1,402,290 19,660
Dime Community Bancshares  803,383 16,389
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $3,376 (1)(2)(3)(4) 337,634 5,996

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443 (1)(2)(3)(4) 144,311 2,563
East West Bancorp  823,430 60,300
Eastern Bankshares  1,629,737 22,784
Equity Bancshares, Class A  605,762 21,323
FB Financial  892,605 34,838
First Bancshares  848,462 22,043
Five Star Bancorp  855,884 20,242
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(3)(4) 500,044 1,500
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(3)(4) 98,245 31
HarborOne Bancorp  1,033,804 11,506
Home BancShares  1,023,992 24,535
Kearny Financial  1,282,507 7,888
Live Oak Bancshares  1,035,847 36,317
Origin Bancorp  753,555 23,903
Pacific Premier Bancorp  899,399 20,659
Pinnacle Financial Partners  586,979 46,982
Popular  301,167 26,632
Prosperity Bancshares  531,834 32,516
SouthState  648,667 49,571
Texas Capital Bancshares (1) 509,375 31,143
Western Alliance Bancorp  564,110 35,437
672,776
Capital Markets  2.3%
Cboe Global Markets  428,958 72,948
Onex (CAD)  379,761 25,822
StepStone Group, Class A  647,042 29,693
Stifel Financial  355,652 29,928
TMX Group (CAD)  1,294,700 36,038
194,429
Consumer Finance  0.4%
Encore Capital Group (1) 486,492 20,301
PRA Group (1) 488,750 9,609
29,910

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Financial Services  1.3%
PennyMac Financial Services  938,237 88,757
Toast, Class A (1) 1,064,033 27,420
116,177
Insurance  4.1%
Assurant  361,031 60,021
Axis Capital Holdings  392,779 27,750
First American Financial  518,419 27,969
Hanover Insurance Group  373,392 46,838
Oscar Health, Class A (1) 3,345,536 52,926
RLI  181,034 25,470
Selective Insurance Group  791,309 74,249
White Mountains Insurance Group  19,885 36,140
351,363
Total Financials 1,364,655
HEALTH CARE  13.0%
Biotechnology  5.5%
Akero Therapeutics (1) 470,835 11,046
Apellis Pharmaceuticals (1) 222,229 8,525
Arcellx (1) 376,196 20,762
Argenx, ADR (1) 112,821 48,518
Arrowhead Pharmaceuticals (1) 810,310 21,060
Black Diamond Therapeutics (1) 2,494,391 11,624
Blueprint Medicines (1) 313,911 33,833
Cabaletta Bio (1) 675,762 5,055
CG oncology (1) 29,172 921
Crinetics Pharmaceuticals (1) 575,542 25,778
CRISPR Therapeutics (1) 179,999 9,722
Cytokinetics (1) 934,536 50,633
HilleVax (1) 806,645 11,664
Immatics (1) 1,620,592 18,831
Immunocore Holdings, ADR (1) 725,040 24,572
Immunome (1) 1,276,729 15,448
Insmed (1) 680,461 45,591
Ionis Pharmaceuticals (1) 602,661 28,723

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Prime Medicine (1) 709,663 3,648
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(4) 85,583 253
Tango Therapeutics (1) 908,723 7,797
Vaxcyte (1) 725,181 54,758
Verve Therapeutics (1) 910,259 4,442
Xenon Pharmaceuticals (1) 310,807 12,118
475,322
Health Care Equipment & Supplies  2.7%
Haemonetics (1) 506,278 41,884
Masimo (1) 524,572 66,065
Neogen (1) 2,413,474 37,723
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)
(3)(4) 3,701,604 1,481
Penumbra (1) 166,517 29,968
PROCEPT BioRobotics (1) 582,623 35,592
QuidelOrtho (1) 684,602 22,742
235,455
Health Care Providers & Services  1.8%
Alignment Healthcare (1) 2,318,475 18,131
Molina Healthcare (1) 197,438 58,698
NeoGenomics (1) 3,064,612 42,506
Privia Health Group (1) 2,062,558 35,847
155,182
Health Care Technology  0.5%
Certara (1) 1,525,298 21,126
Waystar Holding (1) 1,133,778 24,376
45,502
Life Sciences Tools & Services  1.8%
10X Genomics, Class A (1) 965,299 18,775
Azenta (1) 141,797 7,461
Bruker  799,008 50,985
Repligen (1) 188,910 23,814
Sotera Health (1) 1,979,769 23,500
Stevanato Group  1,687,177 30,943
155,478

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  0.7%
Elanco Animal Health (1) 2,228,990 32,165
EyePoint Pharmaceuticals (1) 351,408 3,057
Neumora Therapeutics (1) 934,597 9,187
Structure Therapeutics, ADR (1) 317,755 12,478
56,887
Total Health Care 1,123,826
INDUSTRIALS & BUSINESS SERVICES  18.1%
Aerospace & Defense  0.6%
Cadre Holdings  399,932 13,422
Leonardo DRS (1) 1,584,186 40,412
53,834
Building Products  2.3%
AAON  621,606 54,229
AZZ  937,113 72,392
CSW Industrials  162,269 43,051
Zurn Elkay Water Solutions  897,163 26,377
196,049
Commercial Services & Supplies  1.8%
BrightView Holdings (1) 1,846,886 24,563
Casella Waste Systems, Class A (1) 367,555 36,469
Rentokil Initial (GBP)  6,488,509 37,683
Tetra Tech  137,371 28,090
VSE  370,666 32,722
159,527
Construction & Engineering  1.1%
API Group (1) 765,387 28,802
Arcosa  364,025 30,363
WillScot Mobile Mini Holdings (1) 1,011,270 38,064
97,229
Electrical Equipment  0.4%
Thermon Group Holdings (1) 1,036,963 31,897
31,897

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  1.1%
Landstar System  119,127 21,977
Saia (1) 160,921 76,323
98,300
Machinery  6.5%
Crane  263,671 38,227
Enerpac Tool Group  926,355 35,368
Enpro  275,757 40,142
Esab  698,483 65,958
ESCO Technologies  263,126 27,639
Federal Signal  764,532 63,968
Graco  365,174 28,951
Ingersoll Rand  238,391 21,655
John Bean Technologies  291,586 27,692
Mueller Water Products, Class A  1,792,559 32,123
RBC Bearings (1) 272,754 73,584
Spirax Group (GBP)  186,444 19,983
SPX Technologies (1) 510,643 72,583
Toro  176,658 16,519
564,392
Professional Services  1.9%
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(3)
(4) 568,563 2,456
NV5 Global (1) 188,833 17,556
Parsons (1) 880,343 72,021
Paycor HCM (1) 2,079,422 26,409
Verra Mobility (1) 1,547,035 42,079
160,521
Trading Companies & Distributors  2.4%
Beacon Roofing Supply (1) 614,056 55,572
FTAI Aviation  592,383 61,152
Rush Enterprises, Class A  579,700 24,272
SiteOne Landscape Supply (1) 494,481 60,035

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Transcat (1) 69,790 8,352
209,383
Total Industrials & Business Services 1,571,132
INFORMATION TECHNOLOGY  14.8%
Electronic Equipment, Instruments & Components  4.9%
Cognex  381,815 17,854
CTS  729,919 36,956
Insight Enterprises (1) 236,094 46,832
Mirion Technologies (1) 5,649,187 60,672
Napco Security Technologies  634,641 32,970
Novanta (1) 175,797 28,674
PAR Technology (1)(2) 2,116,019 99,643
PAR Technology PIPE, Acquisition Date: 3/8/24,
Cost $10,925 (1)(2)(4) 282,662 13,310
Teledyne Technologies (1) 161,354 62,602
Vontier  700,002 26,740
426,253
IT Services  0.1%
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $1,073 (1)
(3)(4) 24,285 1,915
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,746 (1)
(3)(4) 122,320 4,257
6,172
Semiconductors & Semiconductor Equipment  3.4%
Allegro MicroSystems (1) 875,093 24,712
Entegris  212,665 28,795
Lattice Semiconductor (1) 1,000,830 58,038
MACOM Technology Solutions Holdings (1) 592,536 66,050
Onto Innovation (1) 363,412 79,791
Power Integrations  531,227 37,287
294,673
Software  6.4%
Agilysys (1) 254,966 26,552
Altair Engineering, Class A (1) 443,549 43,503
Amplitude, Class A (1) 3,351,282 29,827
Appfolio, Class A (1) 120,740 29,530

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Braze, Class A (1) 896,632 34,825
CCC Intelligent Solutions Holdings (1) 3,779,018 41,985
Descartes Systems Group (1) 664,233 64,324
DoubleVerify Holdings (1) 1,943,933 37,848
Envestnet (1) 595,508 37,273
Intapp (1) 1,150,651 42,194
JFrog (1) 885,660 33,257
Manhattan Associates (1) 69,905 17,244
QXO PIPE, Acquisition Date: 6/13/24, Cost $44,076 (1)(3)(4) 4,822,296 44,076
Socure, Acquisition Date: 12/22/21, Cost $2,034 (1)(3)(4) 126,571 791
Varonis Systems (1) 632,808 30,356
Workiva (1) 602,042 43,943
557,528
Total Information Technology 1,284,626
MATERIALS  3.6%
Chemicals  1.1%
Element Solutions  2,375,020 64,411
HB Fuller  429,925 33,087
97,498
Containers & Packaging  0.3%
Sealed Air  826,293 28,747
28,747
Metals & Mining  1.5%
Constellium (1) 3,075,371 57,971
ERO Copper (CAD) (1) 1,876,364 40,104
Royal Gold  261,187 32,690
130,765
Paper & Forest Products  0.7%
Louisiana-Pacific  386,835 31,848
West Fraser Timber (CAD)  370,147 28,428
60,276
Total Materials 317,286

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE  4.9%
Health Care Real Estate Investment Trusts  0.3%
Healthcare Realty Trust, REIT  1,704,100 28,084
28,084
Industrial Real Estate Investment Trusts  1.4%
EastGroup Properties, REIT  263,000 44,736
Rexford Industrial Realty, REIT  653,318 29,132
Terreno Realty, REIT  819,300 48,486
122,354
Real Estate Management & Development  1.8%
Colliers International Group  310,347 34,650
DigitalBridge Group  3,937,734 53,947
FirstService  417,790 63,659
152,256
Residential Real Estate Investment Trusts  0.8%
Flagship Communities REIT, REIT  1,081,373 15,074
Independence Realty Trust, REIT  2,722,668 51,023
66,097
Specialized Real Estate Investment Trusts  0.6%
CubeSmart, REIT  1,209,938 54,653
54,653
Total Real Estate 423,444
UTILITIES  2.8%
Electric Utilities  1.1%
IDACORP  300,717 28,012
OGE Energy  840,529 30,007
PNM Resources  1,081,372 39,967
97,986
Gas Utilities  0.8%
Chesapeake Utilities  632,964 67,221
67,221

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity
Producers  0.3%
Talen Energy (1) 251,005 27,867
27,867
Water Utilities  0.6%
California Water Service Group  789,999 38,307
Middlesex Water  306,670 16,027
54,334
Total Utilities 247,408
Total Miscellaneous Common Stocks  4.3%  (6) 371,601
Total Common Stocks (Cost $6,371,123) 8,382,837
CONVERTIBLE BONDS  0.1%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $4,745 (1)(3)(4) 4,745,400 4,745
Total Convertible Bonds (Cost $4,745) 4,745
CONVERTIBLE PREFERRED STOCKS  2.0%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,812 (1)
(2)(3)(4)(5) 758,455 3,322
3,322
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(3)
(4) 1,848,191 1,645
1,645
Total Consumer Discretionary 4,967
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $39 (1)(3)(4) 2,101 8
Total Consumer Staples 8

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $9,075 (1)(3)(4) 86,312 6,301
Total Financials 6,301
HEALTH CARE  0.8%
Biotechnology  0.1%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493 (1)(3)(4) 1,627,947 5,926
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050 (1)(3)(4) 993,799 3,617
9,543
Health Care Equipment & Supplies  0.1%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)
(3)(4) 5,330,753 4,531
4,531
Health Care Providers & Services  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(3)(4) 3,902,227 6,673
6,673
Life Sciences Tools & Services  0.5%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(3)
(4) 403,512 3,619
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $5,808 (1)
(3)(4) 657,721 1,230
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(3)(4) 497,323 23,111
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(3)(4) 261,906 12,171
40,131
Total Health Care 60,878
INDUSTRIALS & BUSINESS SERVICES  0.3%
Aerospace & Defense  0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $5,882 (1)(3)(4) 130,614 4,580
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)
(3)(4) 2,061,623 10,040
14,620

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(3)
(4) 420,147 2,672
Flexe, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(3)(4) 148,715 946
3,618
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)
(3)(4) 269,870 764
764
Professional Services  0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(3)
(4) 852,879 3,684
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(3)
(4) 1,176,033 5,081
8,765
Total Industrials & Business Services 27,767
INFORMATION TECHNOLOGY  0.5%
IT Services  0.3%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(3)(4) 293,317 1,311
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)
(3)(4) 95,996 429
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10 (1)
(3)(4) 381 30
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $4,907 (1)(3)(4) 186,629 14,716
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $997 (1)
(3)(4) 9,288 732
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $491 (1)
(3)(4) 4,130 326
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618 (1)(3)(4) 27,540 959
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62 (1)(3)(4) 2,740 95
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67 (1)(3)(4) 2,980 104
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $4,995 (1)(3)(4) 222,458 7,742
26,444
Software  0.2%

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(3)(4) 886,735 3,627
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(3)
(4) 261,432 1,069
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(3)(4) 1,068,639 5,632
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $7,110 (1)(3)(4) 1,127,860 6,418
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $698 (1)(3)(4) 79,390 452
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,472 (1)
(3)(4) 153,828 961
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,029 (1)
(3)(4) 126,253 789
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(3)(4) 2,284 14
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,702 (1)
(3)(4) 292,632 1,829
20,791
Total Information Technology 47,235
MATERIALS  0.3%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(3)(4) 149,321 7,693
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)
(3)(4) 237,759 4,649
12,342
Metals & Mining  0.2%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,884 (1)(3)(4) 214,677 15,749
15,749
Total Materials 28,091
Total Convertible Preferred Stocks (Cost $210,401) 175,247

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.5%
T. Rowe Price Government Reserve Fund, 5.38% (2)(7) 129,085,991 129,086
Total Short-Term Investments (Cost $129,086) 129,086
Total Investments in Securities
100.3% of Net Assets
(Cost $6,715,355) $ 8,691,915
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $280,251 and represents 3.2% of net assets.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Dogwood State Bank, Non-Voting Shares  $ — $ 401 $ —
Dogwood State Bank, Voting Shares  — 30 —
PAR Technology  1,151 6,297 —
PAR Technology PIPE  — 2,385 —
Torchys Holdings  — (789) —
Torchys Holdings, Class A  — (4,018) —
T. Rowe Price Government Reserve Fund,
5.38% — — 2,511
Affiliates not held at period end 1,207 152 —
Totals $ 2,358# $ 4,458 $ 2,511+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
Dogwood State Bank, Non-
Voting Shares  $ 5,157 $ 438 $ — $ 5,996
Dogwood State Bank, Voting
Shares  2,533 — — 2,563
Dogwood State Bank,
Warrants, 5/6/24  343 — — —
Haynes International  38,537 — 39,032 —
PAR Technology  81,818 14,120 2,592 99,643
PAR Technology PIPE  — 10,925 — 13,310
Torchys Holdings  4,111 — — 3,322
Torchys Holdings, Class A  20,937 — — 16,919
T. Rowe Price Government
Reserve Fund, 5.38% 99,505  ¤  ¤ 129,086
Total $ 270,839^

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,511 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $294,537.

T. ROWE PRICE Small-Cap Stock Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,715,355) $ 8,691,915
Receivable for investment securities sold 57,972
Dividends and interest receivable 4,198
Due from affiliates 1,542
Receivable for shares sold 1,525
Other assets 72
Total assets 8,757,224
Liabilities
Payable for investment securities purchased 80,953
Investment management fees payable 5,225
Payable for shares redeemed 1,950
Payable to directors 7
Other liabilities 6,814
Total liabilities 94,949
NET ASSETS $ 8,662,275

T. ROWE PRICE Small-Cap Stock Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,986,717
Paid-in capital applicable to 147,905,325 shares of $0.50
par value capital stock outstanding; 1,000,000,000 shares
authorized 5,675,558
NET ASSETS $ 8,662,275
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,414,023; Shares outstanding: 41,337,600) $ 58.40
Advisor Class
(Net assets: $46,174; Shares outstanding: 803,764) $ 57.45
I Class
(Net assets: $3,296,671; Shares outstanding: 56,379,113) $ 58.47
Z Class
(Net assets: $2,905,407; Shares outstanding: 49,384,848) $ 58.83

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $228) $ 40,222
.
  Interest 49
Other 6
Total income 40,277
Expenses
Investment management 33,353
Shareholder servicing
Investor Class $ 2,015
Advisor Class 40
I Class 348 2,403
Rule 12b-1 fees
Advisor Class 61
Prospectus and shareholder reports
Investor Class 16
Advisor Class 1
I Class 10
Z Class 2 29
Custody and accounting 198
Registration 44
Legal and audit 32
Directors 15
Miscellaneous 87
Waived / paid by Price Associates (11,721)
Total expenses 24,501
Net investment income 15,776

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 960,817
Foreign currency transactions (132)
Net realized gain 960,685
Change in net unrealized gain / loss
Securities (886,214)
Other assets and liabilities denominated in foreign currencies (1)
Change in net unrealized gain / loss (886,215)
Net realized and unrealized gain / loss 74,470
INCREASE IN NET ASSETS FROM OPERATIONS $ 90,246

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 15,776 $ 45,023
Net realized gain 960,685 431,526
Change in net unrealized gain / loss (886,215) 977,921
Increase in net assets from operations 90,246 1,454,470
Distributions to shareholders
Net earnings
Investor Class – (98,695)
Advisor Class – (2,083)
I Class – (126,101)
Z Class – (150,093)
Decrease in net assets from distributions – (376,972)
Capital share transactions
*
Shares sold
Investor Class 67,751 258,254
Advisor Class 3,762 6,151
I Class 263,603 404,600
Z Class 109,625 283,304
Distributions reinvested
Investor Class – 93,514
Advisor Class – 2,079
I Class – 115,232
Z Class – 150,093
Shares redeemed
Investor Class (349,810) (370,946)
Advisor Class (15,245) (23,553)
I Class (331,525) (547,486)
Z Class (638,908) (403,895)
Decrease in net assets from capital share
transactions (890,747) (32,653)

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase (decrease) during period (800,501) 1,044,845
Beginning of period 9,462,776 8,417,931
End of period $ 8,662,275 $ 9,462,776
*Share information (000s)
Shares sold
Investor Class 1,164 4,690
Advisor Class 66 115
I Class 4,494 7,511
Z Class 1,866 5,197
Distributions reinvested
Investor Class – 1,673
Advisor Class – 38
I Class – 2,061
Z Class – 2,680
Shares redeemed
Investor Class (5,966) (6,853)
Advisor Class (271) (433)
I Class (5,675) (10,181)
Z Class (10,752) (7,376)
Decrease in shares outstanding (15,074) (878)

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has four classes of shares: the Small-Cap Stock Fund (Investor Class), the
Small-Cap Stock Fund–Advisor Class (Advisor Class), the Small-Cap Stock
Fund–I Class (I Class) and the Small-Cap Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Small-Cap Stock Fund

amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2024, the fund realized $178,860,000 of net gain on
$414,288,000 of in-kind redemptions.

T. ROWE PRICE Small-Cap Stock Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Small-Cap Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Small-Cap Stock Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2024, totaled $(6,891,000) for the six months ended June 30, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,074,346 $ 221,795 $ 86,696 $ 8,382,837
Convertible Bonds — — 4,745 4,745
Convertible Preferred Stocks — — 175,247 175,247
Short-Term Investments 129,086 — — 129,086
Total $ 8,203,432 $ 221,795 $ 266,688 $ 8,691,915
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/24
Investment in Securities
Common Stocks $ 45,840 $ (3,508) $ 44,514 $ (150) $ 86,696
Convertible Bonds — — 4,745 — 4,745
Convertible Preferred
Stocks 181,652 (2,103) — (4,302) 175,247
Total $ 227,492 $ (5,611) $ 49,259 $ (4,452) $ 266,688

T. ROWE PRICE Small-Cap Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 86,696 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.7x
– 11.5x
2.8x Increase
Sales growth
rate
1% - 5% 3% Increase
Enterprise
value to gross
profit multiple
4.7x
- 15.3x
8.4x Increase
Gross profit
growth rate
17% 17% Increase
Enterprise
value to
EBITDA
multiple
18.1x 18.1x Increase
Price to
tangible book
value multiple
1.4x
- 2.7x
1.7x Increase
Tangible book
value growth
rate
3%
- 15%
13% Increase
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Small-Cap Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 41% 41% Increase
Convertible
Bonds
$ 4,745 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 175,247 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Premium to
public company
multiples
25%
- 147%
88% Increase
Probability
for potential
outcome
25%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.1x
- 11.9x
7.1x Increase
Projected
enterprise
value to sales
multiple
2.6x
- 17.6x
8.3x Increase
Sales growth
rate
1%
- 129%
55% Increase
Enterprise
value to gross
profit multiple
1.5x
- 21.6x
14.5x Increase

T. ROWE PRICE Small-Cap Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to gross
profit multiple
6.8x
- 21.6x
17.5x Increase
Gross profit
growth rate
17%
- 171%
84% Increase
Enterprise
value to
EBITDA
multiple
11.5x
- 18.1x
15.2x Increase
Projected
enterprise
value to
EBITDA
multiple
25.0x
- 37.6x
35.3x Increase
EBITDA growth
rate
56% 56% Increase
Price to
tangible book
value multiple
1.4x
- 2.7x
2.4x Increase
Tangible book
value growth
rate
3% - 7% 5% Increase
Price to net
asset value
multiple
0.9x 0.9x Increase
Discount rate
for cost of
capital
10%
- 30%
16% Decrease
Discount for
uncertainty
80%
- 100%
87% Decrease

T. ROWE PRICE Small-Cap Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,428,292,000 and
$2,897,710,000, respectively, for the six months ended June 30, 2024.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Small-Cap Stock Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $6,716,743,000. Net unrealized gain aggregated $1,975,171,000 at period-end, of which $2,469,634,000 related to appreciated investments and $494,463,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Small-Cap Stock Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Small-Cap Stock Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2024 as indicated in the table below and remain subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 1.09% 1.34% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(11,721)

T. ROWE PRICE Small-Cap Stock Fund

provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $1,041,000 for T. Rowe Price Services, Inc.;
and $123,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2024, the fund was charged $58,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $4,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2024, approximately 16% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price

T. ROWE PRICE Small-Cap Stock Fund

Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended June 30, 2024, these reimbursements amounted to $53,000, which is included in Net realized gain
(loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Small-Cap Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024
(Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy

T. ROWE PRICE Small-Cap Stock Fund

voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay
the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. Broadridge constructed peer groups consisting of small-cap growth funds and the information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group)
and second quintile (Advisor Class Expense Group and Expense Universe), and
the fund’s total expenses ranked in the second quintile (Investor Class Expense
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

Group and Expense Universe) and first quintile (Advisor Class Expense Group).
At the request of the Adviser, Broadridge also constructed peer groups consisting of small-cap core funds and the information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor
Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group, Advisor Class Expense Group,
and Expense Universe), and the fund’s total expenses ranked in the third quintile
(Investor Class Expense Group), first quintile (Advisor Class Expense Group), and second quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F65-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

 (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024